N-2	Nov. 13, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0000099614
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	TRI-CONTINENTAL CORPORATION
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares)
Management fees(b)	0.42%
Other expenses	0.04%
Acquired fund fees and expenses(c)	0.15%
Total Annual Expenses Before Impact of Dividends on Preferred Stock(d)	0.61%
Impact of Dividends on Preferred Stock	0.10%
Total annual Fund operating expenses, including Impact of Dividends on Preferred Stock	0.71%
Fee waivers and/or reimbursements(e)	(0.13%)
Total Annual Expenses after fee waivers and/or expense reimbursements	0.58%
(b)
The Fund’s management fee is 0.42% of the Fund’s average daily net assets (which includes assets attributable to the Fund’s common and preferred stock) and is borne by the holders of the Fund’s common stock (Common Stockholders). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
(c)
Acquired fund fees and expenses has been restated to reflect current fees.
(d)
“Total Annual Expenses Before Impact of Dividends on Preferred Stock” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Expenses to average net assets for Common Stock” shown in the Financial Highlights section of the Fund’s Annual Report dated December 31, 2025 because “Expenses to average net assets for Common Stock” does not include acquired fund fees and expenses.
(e)
Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to implement a management fee waiver through April 30, 2028, unless sooner terminated at the sole discretion of the Fund’s Board of Directors, with respect to Fund assets invested in an affiliated underlying fund. Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management fee payable to the Investment Manager by such affiliated underlying fund on the assets invested in it.

Management Fees [Percent]	0.42%	[1]
Dividend Expenses on Preferred Shares [Percent]	0.10%
Acquired Fund Fees and Expenses [Percent]	0.15%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.04%
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[3]
Net Expense over Assets [Percent]	0.58%
Expense Example [Table Text Block]
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $1,000 in the Fund for the periods indicated,
■
all dividends and other distributions are reinvested at NAV per Share,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Expenses table above (including the impact of dividends on preferred stock).
Since the waivers and/or reimbursements shown in the Annual Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Tri-Continental Corporation Common Stock	$6	$21	$38	$87
If dividends on the Fund’s $2.50 cumulative preferred stock (Preferred Stock) were not included, the total expenses incurred for 1, 3, 5 and 10 years would be $5, $18, $33, and $75, respectively.

Expense Example, Year 01	$ 6
Expense Example, Years 1 to 3	21
Expense Example, Years 1 to 5	38
Expense Example, Years 1 to 10	$ 87
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common shares
Management Fee not based on Net Assets, Note [Text Block]	The Fund’s management fee is 0.42% of the Fund’s average daily net assets (which includes assets attributable to the Fund’s common andpreferred stock) and is borne by the holders of the Fund’s common stock (Common Stockholders). The management fee rate noted in the tablereflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
Acquired Fund Total Annual Expenses, Note [Text Block]	“Total Annual Expenses Before Impact of Dividends on Preferred Stock” include acquired fund fees and expenses (expenses the Fund incursindirectly through its investments in other investment companies) and may be higher than “Expenses to average net assets for CommonStock” shown in theFinancial Highlightssection of the Fund’s Annual Report dated December 31, 2025 because “Expenses to average netassets for Common Stock” does not include acquired fund fees and expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund may also invest in shares of other investment companies as underlying funds. The Fund’s investments in underlying funds may include open-end funds (mutual funds and exchange-traded funds (ETFs)), as well as other closed-end funds, including tender offer funds and interval funds (collectively, underlying funds). The Fund may invest in underlying funds managed by third parties as well as those managed by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) or its affiliates. The Fund expects to invest up to 10% of its assets in Columbia Credit Income Opportunities Fund, a closed-end interval fund managed by Columbia Management.
The Investment Manager is responsible for managing the Fund’s allocations of its assets to stocks (including convertible preferred stock), bonds and other debt instruments (including convertible bonds), as well as to underlying funds. The Fund allocates its investments based on analysis by portfolio management of the opportunities for the Fund to achieve its objective, including within a given market.
The third bullet of the eighth paragraph on page 10 under the caption “Investment Objective and Policies” in the “More Information About the Fund” section is hereby deleted.

Risk Factors [Table Text Block]
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including mutual funds, exchange-traded funds (ETFs), other closed-end funds, including closed-end interval funds and tender offer funds) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investments therein. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments and redemptions in such underlying funds. The Fund, and its stockholders, indirectly bear a portion of the expenses of any funds in which the Fund invests, which fees and expenses would be incremental to the fees and expenses to which the Fund already is directly subject. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions of underlying fund shares by their investors could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for the underlying funds and their investors, such as the Fund. This risk may be particularly important when one investor owns a substantial portion of the underlying funds. The Investment Manager typically selects underlying funds for which it, or an affiliate, acts as the investment manager (affiliated underlying funds) and typically will select an unaffiliated underlying fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all. The underlying funds may not achieve their investment objective. The Fund, through its investment in underlying funds, may not achieve its investment objective.
Unlisted Closed-End Interval Fund Illiquidity Risks. An investment by the Fund in underlying funds that are structured as interval funds involves risks. The Fund may invest in interval funds, including Columbia Credit Income Opportunities Fund, that do not list their shares for trading on any securities exchange. Thus, for these unlisted funds, there is currently no secondary market for their shares, and the Fund does not expect any secondary market to develop for shares of underlying unlisted interval funds. Investors, such as the Fund, in shares of interval funds are not able to have their interval fund shares redeemed or otherwise sell these shares on a daily basis because of the unlisted closed-end fund's structure. In order to provide liquidity to interval fund investors, interval funds conduct periodic repurchase offers (to buy back interval fund shares), which can be as frequently as monthly but as infrequently as annually. As such, when the Fund invests in interval funds, while interval funds provide periodic liquidity through regular repurchase offers, the Fund considers its investments in interval fund shares to be illiquid and longer term investments. When the Fund invests in Columbia Credit Income Opportunities Fund, an affiliated closed-end interval fund, the Fund is further limited in its ability to sell its shares in this underlying fund (back to the underlying fund), particularly because the underlying fund only offers to repurchase its shares from investors on a quarterly basis and where any such offer is over-subscribed, the Fund could be prevented from selling the full amount of underlying fund shares that it desires to sell (because the Fund is an affiliate) at the most advantageous time. In addition, the need to provide cash to shareholders on a periodic basis in connection with the repurchase of shares may cause an interval fund to sell its portfolio securities at disadvantageous times and/or may limit the ability of the interval fund to participate in new investment opportunities. Interval funds generally can invest a significant portion of their assets in illiquid securities.

Investing in Other Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including mutual funds, exchange-traded funds (ETFs), other closed-end funds, including closed-end interval funds and tender offer funds) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investments therein. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments and redemptions in such underlying funds. The Fund, and its stockholders, indirectly bear a portion of the expenses of any funds in which the Fund invests, which fees and expenses would be incremental to the fees and expenses to which the Fund already is directly subject. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions of underlying fund shares by their investors could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for the underlying funds and their investors, such as the Fund. This risk may be particularly important when one investor owns a substantial portion of the underlying funds. The Investment Manager typically selects underlying funds for which it, or an affiliate, acts as the investment manager (affiliated underlying funds) and typically will select an unaffiliated underlying fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all. The underlying funds may not achieve their investment objective. The Fund, through its investment in underlying funds, may not achieve its investment objective.

Unlisted Closed-End Interval Fund Illiquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unlisted Closed-End Interval Fund Illiquidity Risks. An investment by the Fund in underlying funds that are structured as interval funds involves risks. The Fund may invest in interval funds, including Columbia Credit Income Opportunities Fund, that do not list their shares for trading on any securities exchange. Thus, for these unlisted funds, there is currently no secondary market for their shares, and the Fund does not expect any secondary market to develop for shares of underlying unlisted interval funds. Investors, such as the Fund, in shares of interval funds are not able to have their interval fund shares redeemed or otherwise sell these shares on a daily basis because of the unlisted closed-end fund's structure. In order to provide liquidity to interval fund investors, interval funds conduct periodic repurchase offers (to buy back interval fund shares), which can be as frequently as monthly but as infrequently as annually. As such, when the Fund invests in interval funds, while interval funds provide periodic liquidity through regular repurchase offers, the Fund considers its investments in interval fund shares to be illiquid and longer term investments. When the Fund invests in Columbia Credit Income Opportunities Fund, an affiliated closed-end interval fund, the Fund is further limited in its ability to sell its shares in this underlying fund (back to the underlying fund), particularly because the underlying fund only offers to repurchase its shares from investors on a quarterly basis and where any such offer is over-subscribed, the Fund could be prevented from selling the full amount of underlying fund shares that it desires to sell (because the Fund is an affiliate) at the most advantageous time. In addition, the need to provide cash to shareholders on a periodic basis in connection with the repurchase of shares may cause an interval fund to sell its portfolio securities at disadvantageous times and/or may limit the ability of the interval fund to participate in new investment opportunities. Interval funds generally can invest a significant portion of their assets in illiquid securities.

Total Annual Expenses Before Impact of Dividends on Preferred Stock [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	0.61%	[4]
Total annual Fund operating expenses including Impact of Dividends on Preferred Stock [Member]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	0.71%

[1]	The Fund’s management fee is 0.42% of the Fund’s average daily net assets (which includes assets attributable to the Fund’s common and preferred stock) and is borne by the holders of the Fund’s common stock (Common Stockholders). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
[2]	Acquired fund fees and expenses has been restated to reflect current fees.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to implement a management fee waiver through April 30, 2028, unless sooner terminated at the sole discretion of the Fund’s Board of Directors, with respect to Fund assets invested in an affiliated underlying fund. Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management fee payable to the Investment Manager by such affiliated underlying fund on the assets invested in it.
[4]	“Total Annual Expenses Before Impact of Dividends on Preferred Stock” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Expenses to average net assets for Common Stock” shown in the Financial Highlights section of the Fund’s Annual Report dated December 31, 2025 because “Expenses to average net assets for Common Stock” does not include acquired fund fees and expenses.